Offsets	Nov. 02, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Oculis Holding AG
Form or Filing Type	F-3
File Number	333-294011
Initial Filing Date	Mar. 04, 2026
Fee Offset Claimed	$ 5,341.22
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares, CHF 0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 38,676,500.00
Termination / Withdrawal Statement	(1) The registrant previously paid a registration fee of $5,341.22 in connection with the registration of $38,676,500 of unsold ordinary shares that were previously registered under the ATM Prospectus. Pursuant to Rule 457(p), the filing fees paid in connection with such unsold ordinary shares may be offset against the total filing fee due for this prospectus supplement. Pursuant to Rule 457(p), the offering of such $38,676,500 of ordinary shares under the ATM Prospectus is deemed terminated as of the time of the filing of this prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Oculis Holding AG
Form or Filing Type	F-3
File Number	333-294011
Filing Date	Mar. 04, 2026
Fee Paid with Fee Offset Source	$ 5,341.22